Shareholders Notes Payable - Schedule of Notes Payables (Details) - Notes payable – shareholders [Member] - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Schedule of Notes Payables [Line Items]
Notes payable – shareholders current portion	$ 370,000	$ 17,103
Notes payable – shareholders non-current portion	182,877	410,000
Total related party loans payable	$ 552,877	$ 427,103